Long-Term Debt (Credit Agreement) (Narrative) (Details) - USD ($) $ in Millions	4 Months Ended	9 Months Ended
	Jan. 17, 2016	Jul. 03, 2016
Line of Credit Facility [Line Items]
Proceeds from Revolving Line of Credit	$ 300	$ 300
Repayments of Revolving Line of Credit	$ 300
Revolving Line of Credit		$ 0
Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date		Nov. 02, 2015
Line of Credit Facility, Expiration Date		Nov. 02, 2020
Unsecured Debt [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 500
Conditional Additional Borrowing Capacity Under Line of Credit Facility		$ 250
Line of Credit Facility, Frequency of Commitment Fee Payment		quarterly
Unsecured Debt [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage		0.125%
Unsecured Debt [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage		0.30%
Unsecured Debt [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Conditional Additional Borrowing Capacity Under Line of Credit Facility		$ 250
Unsecured Debt [Member] | Swingline Loan [Member]
Line of Credit Facility [Line Items]
Conditional Additional Borrowing Capacity Under Line of Credit Facility		$ 50
Unsecured Debt [Member] | Eurodollar [Member] | Adjusted LIBO Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis		adjusted London interbank offered rate (“Adjusted LIBO Rate”) for a one, two, three, or six month interest period
Unsecured Debt [Member] | Eurodollar [Member] | Minimum [Member] | Adjusted LIBO Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.125%
Unsecured Debt [Member] | Eurodollar [Member] | Maximum [Member] | Adjusted LIBO Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Unsecured Debt [Member] | Non Eurodollar Borrowings [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis		Prime Rate
Unsecured Debt [Member] | Non Eurodollar Borrowings [Member] | Federal Funds Rate plus 0.5% [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis		Federal Funds Rate plus 0.5%
Unsecured Debt [Member] | Non Eurodollar Borrowings [Member] | Adjusted LIBO Rate for a one-month interest period plus 1% [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis		Adjusted LIBO Rate for a one-month interest period plus 1%
Unsecured Debt [Member] | Non Eurodollar Borrowings [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.125%
Unsecured Debt [Member] | Non Eurodollar Borrowings [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%